Filed with the U.S. Securities and Exchange Commission on September 22, 2023
1933 Act Registration File No. 333-269217
1940 Act File No. 811-23850
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	5	[X]
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	6	[X]
(Check appropriate box or boxes.)
ARISTOTLE FUNDS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

11100 Santa Monica Blvd., Suite 1700
Los Angeles, CA 90025
(Address of Principal Executive Offices) (Zip Code)
(310) 478-4005
(Registrant’s Telephone Number, Including Area Code)
Richard Schweitzer
c/o Aristotle Investment Services, LLC
11100 Santa Monica Blvd., Suite 1700
Los Angeles, CA 90025
(Name and Address of Agent for Service)

With a copy to

Elizabeth Reza, Esq.
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199-3600

As soon as practical after the effective date of this Registration Statement
(Approximate Date of Proposed Public Offering)
It is proposed that this filing will become effective

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on October 19, 2023 pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	On (date) pursuant to Rule 485(a)(2).
If appropriate, check the following box

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 2 (the “Amendment”) to its Registration Statement (filed on June 29, 2023) with respect to its series, the Aristotle Small Cap Equity Fund II, until October 19, 2023. Parts A, B and C of the Amendment are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment (this “Amendment”) to its Registration Statement on Form N-1A under rule 485(b) under the Securities Act and has duly caused this Amendment to be signed below on its behalf by the undersigned, duly authorized, in the City of Los Angeles and State of California on September 22, 2023.

ARISTOTLE FUNDS SERIES TRUST

By:	/s/ Richard Schweitzer
Richard Schweitzer
President and Trustee

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Capacity	Date

/s/ Richard Schweitzer	President and Trustee	September 22, 2023
Richard Schweitzer	(Principal Executive Officer)

/s/ Joshua B. Schwab	Treasurer and Vice President	September 22, 2023
Joshua B. Schwab	(Principal Financial Officer)

*	Trustee	September 22, 2023
Joseph Chi

*	Trustee	September 22, 2023
Wendy Greuel

*	Trustee	September 22, 2023
Warren A. Henderson

*	Trustee	September 22, 2023
Dennis R. Sugino

*By: /s/ Richard Schweitzer
Richard Schweitzer
Attorney-in-Fact